Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties
in € THOUS
	2022		2021		2020		December 31, 2022		December 31, 2021
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	361	38,010	123	38,292	250	29,174	26	2,820	—	6,707
Fresenius SE affiliates	5,164	83,087	5,657	100,541	4,708	102,323	1,168	8,585	1,544	8,041
Equity method investees	36,089	—	42,391	—	19,730	—	120,507	—	131,661	—
Total	41,614	121,097	48,171	138,833	24,688	131,497	121,701	11,405	133,205	14,748

Products
Fresenius SE	—	—	5	—	—	—	—	—	—	—
Fresenius SE affiliates	66,800	39,405	50,081	31,719	41,180	44,164	16,078	5,826	13,487	6,000
Equity method investees	—	463,073	—	445,714	—	474,100	—	73,563	—	76,444
Total	66,800	502,478	50,086	477,433	41,180	518,264	16,078	79,389	13,487	82,444
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €6,520 and €12,911 at December 31, 2022 and 2021, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties
in € THOUS
	2022			2021			2020
		Interest	Lease		Interest	Lease		Interest	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense(1)	Depreciation	expense	expense(1)
Fresenius SE	8,395	524	259	7,876	661	1,654	7,925	740	2,452
Fresenius SE affiliates	13,956	1,048	—	13,709	1,092	38	13,236	1,272	572
Total	22,351	1,572	259	21,585	1,753	1,692	21,161	2,012	3,024
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

Lease agreements with related parties
in € THOUS
	December 31, 2022		December 31, 2021
	Right-of-use	Lease	Right-of-use	Lease
	asset	liability	asset	liability
Fresenius SE	38,688	39,626	48,794	50,997
Fresenius SE affiliates	112,684	114,077	68,181	68,284
Total	151,372	153,703	116,975	119,281